2A. Notes Payable (Details Narrative) (USD $)	7 Months Ended
Dec. 31, 2014
Proceeds from short term debt	$ 110,000
Investors
Proceeds from short term debt	110,000
Shares issued in conversion of notes	375,733
Accretion of interest	11,660
Indigo-Energy
Proceeds from short term debt	$ 450,000
Shares issued in conversion of notes	2,272,227